File Nos. 33-69712/811-08052

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 40	X
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 91	X
(Check appropriate box or boxes.)

SYMETRA SEPARATE ACCOUNT C
(Exact Name of Registrant)
Symetra Life Insurance Company
(Name of Depositor)

777 108th Ave NE, Suite 1200, Bellevue, WA	98004
(Address of Depositor’s Principal Executive Offices)	(Zip Code)
Depositor’s Telephone Number, including Area Code (425) 256-8000
Name and Address of Agent for Service
Rachel Dobrow Stone
777 108th Ave NE, Suite 1200
Bellevue, Washington 98004
Approximate date of Proposed Public Offering:
As Soon as Practicable after Effective Date of this registration statement

     It is proposed that this filing will become effective:

Immediately upon filing pursuant to paragraph (b) of Rule 485
X	On April 28, 2021 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a) of Rule 485
On ___________ pursuant to paragraph (a) of Rule 485 filing
If appropriate, check the following:

X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 40 (“Amendment”) to the Registration Statement on Form N-4 for Symetra Separate Account C is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 39 to April 28, 2021. This Amendment incorporates by reference the Prospectus, Statement of Additional information and Part C contained in Post-Effective Amendment No. 39 as filed with the Securities and Exchange Commission on January 29, 2021 (ACCESSION NUMBER: 0000912869-21-000005).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the City of Bellevue and State of Washington, on this 24th day of March, 2021.

                    Symetra Separate Account C
                        Registrant

                By:    Symetra Life Insurance Company

                By:    Margaret A. Meister
                    Margaret A. Meister, Director

                    Symetra Life Insurance Company
                        Depositor

                By:    Margaret A. Meister
                    Margaret A. Meister, Director

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated below.

NAME	TITLE	DATE
Tommie D. Brooks Tommie D. Brooks	Director, Chief Financial Officer,Executive Vice President (Principal Accounting Officer & Principal Financial Officer)	March 24, 2021
Mark E. Hunt Mark E. Hunt	Director, Chief Investment Officer and Executive Vice President	March 24, 2021
Margaret A. Meister Margaret A. Meister	Director and President (Principal Executive Officer)	March 23, 2021
Muneo Sasagawa Muneo Sasagawa	Director	March 23, 2021
Tetsuya Sho Tetsuya Sho	Director	March 23, 2021
Jon S. Stenberg Jon S. Stenberg	Director and Executive Vice President	March 23, 2021
Jacqueline M. Veneziani Jacqueline M. Veneziani	Director, General Counsel, Senior Vice President and Secretary	March 23, 2021